Reserves - Summary of Statutory Reserves (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of reserves within equity [line items]
Beginning balance	¥ 443,949
Ending balance	430,236	$ 62,148	¥ 443,949
Statutory general reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	418,243	60,415	356,018
Transfer from retained earnings	98,742	14,263	62,225
Dilution of interest in subsidiary	(366)	(52)	0
Conversion of a subsidiary to a joint stock limited company	(112,089)	(16,191)	0
Ending balance	404,530	58,435	418,243
General surplus reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	25,706	3,713	25,706
Ending balance	25,706	3,713	25,706
Capital reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	(18,236)	(2,634)	(18,236)
Conversion of a subsidiary to a joint stock limited company	431,476	62,326	0
Acquisition of non-controlling interest without change in control	(44)	(6)	0
Ending balance	¥ 413,196	$ 59,686	¥ (18,236)